Form N-1A Cover	Jun. 08, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 08, 2026
Prospectus Date	Dec. 01, 2025